Inventories and other assets	12 Months Ended
Dec. 31, 2022
Inventories and Other Assets [Abstract]
Inventories and other assets [Text Block]

8. Inventories and other assets

	December 31,	December 31,
	2022	2021
	$	$
Current

Ore in stockpiles (i), (ii)	-	4,194
Gold-in-circuit and doré bars (i), (ii)	-	9,751
Supplies and others (i)	-	4,651
Total current inventories	-	18,596

Prepaid expenses and deposits	2,546	3,941
Total current other assets	2,546	22,537
Non-current

Sales taxes (iii)	-	11,632
Deposits (reclamation and equipment) (i)	-	4,619
Deferred financing fees	1,836	1,786
Total non-current other assets	1,836	18,037

(i) As at December 31, 2021, inventories and certain other assets were held by subsidiaries of Osisko Development and were related to the Bonanza Ledge Phase 2 and San Antonio projects. On September 30, 2022, the Company deconsolidated Osisko Development (Note 31).

(ii) As at December 31, 2021, the ore in stockpiles, gold-in-circuit and doré bars inventories were recorded at their net realizable value.

(iii) As at December 31, 2021, the non-current sales taxes were related to value added tax of Osisko Development in Mexico, for which the collection period was over one year.